UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 173.8%

Security	Principal Amount (000’s omitted)	Value
Education — 18.9%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,423,348
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	421,031
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	167,912
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	78,763
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	392,031
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	945,999
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	525	593,134
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	130,657
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,271,688
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	345,652
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	216,930
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	146,660
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	439,478
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	456,705
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	480,339
University of California, 5.25%, 5/15/39	1,000	1,059,450

		$8,569,777

Electric Utilities — 7.0%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$799,102
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	445,322
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	131,519
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,065,580
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	726,657

		$3,168,180

General Obligations — 19.6%
California, 5.50%, 11/1/35	$1,300	$1,422,018
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,941,889
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,413,979
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	768,614
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	487,878
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	350	374,154
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	434,633
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	763,467
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,290,604

		$8,897,236

Hospital — 16.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,353,501
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,400	1,386,938
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	339,898

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	$475	$474,658
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	800,302
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	614,592
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	281,683
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,035,600
Washington Township Health Care District, 5.00%, 7/1/32	555	533,938
Washington Township Health Care District, 5.25%, 7/1/29	750	749,970

		$7,571,080

Insured – Education — 7.7%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$436,388
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,025,990
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	2,000	2,022,520

		$3,484,898

Insured – Electric Utilities — 7.8%
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	$1,500	$1,641,060
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,035	815,797
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,081,470

		$3,538,327

Insured – Escrowed/Prerefunded — 12.6%
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,345,902
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	1,025	1,199,609
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,704,664
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	439,746

		$5,689,921

Insured – General Obligations — 26.5%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$767,956
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	1,791,225
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	533,230
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,597,215
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	2,017,986
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	558,066
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,297,875
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,084,668
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,352,832

		$12,001,053

Insured – Hospital — 6.6%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,256,225
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,745,012

		$3,001,237

Insured – Lease Revenue/Certificates of Participation — 4.0%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$1,750	$1,814,733

		$1,814,733

Security	Principal Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 9.4%
Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,342,558
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,311,182
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	295,347
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,295,474

		$4,244,561

Insured – Transportation — 4.2%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$1,572,771
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	331,799

		$1,904,570

Insured – Water and Sewer — 9.1%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,255,649
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	100	105,796
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	1,600	1,692,736
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	460,330
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	615	617,325

		$4,131,836

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$479,966

		$479,966

Special Tax Revenue — 6.6%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,575,884
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,407,380

		$2,983,264

Transportation — 13.6%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,313,022
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	585,414
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,097,937
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,388,113
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	647,033
San Jose, Airport Revenue, 5.00%, 3/1/20	1,000	1,148,740

		$6,180,259

Water and Sewer — 2.4%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,105,472

		$1,105,472

Total Tax-Exempt Investments — 173.8% (identified cost $77,316,803)		$78,766,370

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.7)%		$(25,700,767)

Other Assets, Less Liabilities — (17.1)%		$(7,736,162)

Net Assets Applicable to Common Shares — 100.0%		$45,329,441

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 50.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 19.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $302,937.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	15 U.S. 10-Year Treasury Note	Short	$(1,875,090)	$(1,845,703)	$29,387
3/14	23 U.S. Long Treasury Bond	Short	(3,000,380)	(2,951,188)	49,192

					$78,579

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $78,579.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,267,243

Gross unrealized appreciation	$3,280,936
Gross unrealized depreciation	(1,666,809)

Net unrealized appreciation	$1,614,127

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$78,766,370	$—	$78,766,370
Total Investments	$—	$78,766,370	$—	$78,766,370
Futures Contracts	$78,579	$—	$—	$78,579
Total	$78,579	$78,766,370	$—	$78,844,949

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014